UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21831

Alternative Investment Partners Absolute Return Fund STS

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (2120) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets in AIP Absolute Return Fund LDC, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (CIK 0001327228, Investment Company Act file number 811-21767, the “Master Fund”). As of March 31, 2009, the Registrant invested $530,120,724 in the Master Fund, representing 100.04% of the Registrant’s net assets (offset by approximately -0.04% of net liabilities and other assets), and representing 56.28% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of March 31, 2009, in its filing on Form N-Q made with the Securities and Exchange Commission on May 28, 2009.

Notes to Schedule of Investments

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, the Fund adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Master Fund or other financial instruments and not the underlying holdings of the Master Fund or other financial instruments. Thus, the inputs used by the Fund to value its investments in the Master Fund or other financial instruments may differ from the inputs used to value the underlying holdings of the Master Fund or other financial instruments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Master Fund
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	530,120,724

Total	$530,120,724

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Master Fund
Balance as of December 31, 2008	$551,906,042
Net investment income (loss) allocated from Master Fund	(3,267,263)
Net realized gain (loss) allocated from Master Fund	(10,216,480)
Net change in unrealized appreciation/depreciation allocated from Master Fund	25,148,038
Net purchases (sales)	(33,449,613)
Net transfers in or out of Level 3	-

Balance as of March 31, 2009	$530,120,724

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$25,148,038

Portfolio Valuation

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC, which in turn invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund as fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses.

Item 2.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.  Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Alternative Investment Partners Absolute Return Fund STS

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 28, 2009